Related party transactions - Disclosure of Purchases of Services from Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Monitoring fee	€ 141	€ 160	€ 218
Entities with significant influence over entity
Disclosure of transactions between related parties [line items]
Monitoring fee	0	0	(95)
Directors fee	245	255	278
Reimbursements	0	0	16
Total	€ 245	€ 255	€ 199